Lease Liability - Schedule of Lease Liability Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liability Recognized [Abstract]
Balance at beginning of period	$ 135,337	$ 330,821
Accrued interest	4,663	25,942
Lease payables transferred back from AP for cash settlement, net of amounts reclass to AP	160,000
Cash payments	(300,000)	(60,000)
Accounts payable		(180,000)
Movement in exchange rates		18,574
Balance at ending		$ 135,337